Income taxes - Schedule of Deferred Tax Assets And Tax Liabilities (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Deferred tax assets:
Net accumulated loss-carry forward	¥ 143,426	¥ 106,320
Deferred deductible advertising expense	940	1,780
Allowance	130	159
Contract liabilities	413	1,821
Accruals	5,069	2,459
Less: Valuation allowance	(149,978)	(112,539)	¥ (82,972)
Net deferred tax assets	0	0
Deferred tax liabilities:
Recognition of intangible assets arising from asset acquisition and business combination	(6,119)	(8,009)
Unrealized fair value change of the available-for-sale debt investments	(2,839)	(2,582)
Net deferred tax liabilities	¥ (8,958)	¥ (10,591)